Capital Management	6 Months Ended
Jun. 30, 2025
Capital Management [Abstract]
Capital management

35. Capital management

The Group’s objectives when managing capital are to safeguard the Group’s ability to continue as a going concern in order to provide returns for shareholders and to maintain an optimal capital structure to reduce the cost of capital. In order to maintain or adjust the capital structure, the Group may adjust the amount of dividends paid to shareholders, return capital to shareholders, issue new shares or sell assets to reduce debt. The Group monitors capital on the basis of the gearing ratio. This ratio is calculated as net debt divided by total capital. Net debt is calculated as total borrowings (including ‘current and non-current borrowings’ as shown in the consolidated balance sheet) less cash and cash equivalents. Total capital is calculated as ‘equity’ as shown in the consolidated balance sheet plus net debt.

The gearing ratios were as follows:

	June 30, 2025	December 31, 2024
Total borrowings	$18,094,304	$21,418,016
Less: Cash and cash equivalents	(10,110,206)	(21,699,202)
Net (cash) / debt	7,984,098	(281,186)
Total equity	98,180,994	73,103,853
Total capital	$106,165,092	$73,103,853
Gearing ratio	8%	0%